Other Reserves - Summary of Information on Other Reserves (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information on other reserves [Line Items]
Other reserves beginning balance	€ 23,322	€ 24,329
Vested share-based payments	3,539	(239)
Currency Translation differences subsidiaries	(1,194)	(769)
Other reserves ending balance	25,667	23,322
Share based payment reserve [member]
Disclosure of information on other reserves [Line Items]
Other reserves beginning balance	6,707	6,946
Vested share-based payments	3,539	(239)
Other reserves ending balance	10,246	6,707
Convertible loan [member]
Disclosure of information on other reserves [Line Items]
Other reserves beginning balance	16,631	16,631
Other reserves ending balance	16,631	16,631
Translation [member]
Disclosure of information on other reserves [Line Items]
Other reserves beginning balance	(17)	752
Currency Translation differences subsidiaries	(1,194)	(769)
Other reserves ending balance	€ (1,211)	€ (17)